Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices, Right-of-Use Assets (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Right-of-Use Assets [Abstract]
Lease term	12 months	12 months
Short-term leases of low value assets	$ 5,000	$ 7,090	$ 2,288	$ 1,749
Towers and Sites [Member] | Bottom of Range [Member]
Right-of-Use Assets [Abstract]
Lease term	2 years	2 years
Towers and Sites [Member] | Top of Range [Member]
Right-of-Use Assets [Abstract]
Lease term	24 years	24 years
Property [Member] | Bottom of Range [Member]
Right-of-Use Assets [Abstract]
Lease term	2 years	2 years
Property [Member] | Top of Range [Member]
Right-of-Use Assets [Abstract]
Lease term	24 years	24 years
Other Equipment [Member] | Bottom of Range [Member]
Right-of-Use Assets [Abstract]
Lease term	2 years	2 years
Other Equipment [Member] | Top of Range [Member]
Right-of-Use Assets [Abstract]
Lease term	20 years	20 years
Right-of-use assets [member] | Towers and Sites [Member] | Bottom of Range [Member]
Right-of-Use Assets [Abstract]
Right-of-use assets, useful life	2 years	2 years
Right-of-use assets [member] | Towers and Sites [Member] | Top of Range [Member]
Right-of-Use Assets [Abstract]
Right-of-use assets, useful life	24 years	24 years
Right-of-use assets [member] | Property [Member] | Bottom of Range [Member]
Right-of-Use Assets [Abstract]
Right-of-use assets, useful life	2 years	2 years
Right-of-use assets [member] | Property [Member] | Top of Range [Member]
Right-of-Use Assets [Abstract]
Right-of-use assets, useful life	24 years	24 years
Right-of-use assets [member] | Other Equipment [Member] | Bottom of Range [Member]
Right-of-Use Assets [Abstract]
Right-of-use assets, useful life	2 years	2 years
Right-of-use assets [member] | Other Equipment [Member] | Top of Range [Member]
Right-of-Use Assets [Abstract]
Right-of-use assets, useful life	20 years	20 years